Debt	12 Months Ended
Dec. 31, 2025
Debt [abstract]
Debt

Note 14 - Debt:

The Company’s debt is as follows:

	December 31, 2025		December 31, 2024
Short-term debt:
Financing of transportation and store equipment	Ps.	143,057	Ps.	121,055
Supplier finance arrangements (Note 15)		1,119,196		684,755
Credit Lines		844,791		120,955
Total short-term debt	Ps.	2,107,044	Ps.	926,765
Long-term debt:
Financing of transportation and store equipment	Ps.	141,907	Ps.	106,693

Total debt	Ps.	2,248,951	Ps.	1,033,458

Financing of transportation and store equipment

Financial institution	Effective rate	Remaining contract period	2025		2024
Daimler Chrysler Financial Services	From 12.30 to12.90	1 year	Ps.	142,635	Ps.	120,539
Daimler Chrysler Financial Services	From 12.30 to12.90	From 2 to 4 years		141,907		106,271
ALD Market Innovation	10.00	1 year		422		516
ALD Market Innovation	10.00	2 years		—		422
Total				284,964		227,748
Short-term				(143,057)		(121,055)
Long-term			Ps.	141,907	Ps.	106,693

This financing is denominated in Mexican pesos and accrues monthly interest. The transportation and store equipment are pledged as collateral.

Supplier finance arrangements (See Note 15)

	December 31, 2025		December 31, 2024
HSBC	Ps.	593,119	Ps.	337,550
Santander		526,077		347,205
Total	Ps.	1,119,196	Ps.	684,755

Santander

Tiendas Tres B has entered into a supplier finance arrangement with Santander pursuant to which a participating supplier receives the original invoice amount discounted at an agreed rate, and Tiendas Tres B pays Santander the original amount of the invoice within 60 days after the supplier collects the invoice from Santander. The aggregate limit of amounts invoiced under this arrangement is Ps.800,000. Pursuant to the terms of this arrangement, Tiendas Tres B has created a trust, which is meant to be an alternative source of payment in the case of a payment default. Cash flows coming from 419 stores are deposited in a bi-weekly minimum aggregate amount of Ps.300,000 in the trust account as a pass-through and released to Tiendas Tres B treasury on a daily basis, as long as no payment default occurs. This trust serves as well as an alternative source of payment for the Revolving Credit Line of Ps.426,000 the Company contracted with Santander. As of December 31, 2025 and 2024 Tiendas Tres B had Ps.275,132 and Ps.152,795, respectively, available under this Agreement. As of December 31, 2025 and 2024, the Company complied with all the covenants stipulated in the Santander Agreement and there are no facts and circumstances that indicate possible difficulties in complying with the covenants for at least the next 12 months.

HSBC

On June 2, 2023, Tiendas Tres B and HSBC entered into a supplier finance arrangement (the “HSBC Supplier Finance Agreement”) and a credit facility (the “HSBC Credit Line,” and together with the HSBC Supplier Finance Agreement, the “HSBC Agreement”). Effective September 17, 2025, the aggregate principal amount financeable under the HSBC Agreement is Ps.1,100,000. Pursuant to the terms of the HSBC Supplier Finance Agreement, participating suppliers may discount their invoices with HSBC, and they will receive the original invoice amount discounted at an agreed rate and Tiendas Tres B will then pay HSBC the original amount by the earlier of: (x) the date HSBC pays the supplier plus the number of credit days originally agreed to with the supplier, and (y) 90 days after the supplier collects the invoice from HSBC. The supplier selects which invoices are entered into the supplier’s finance. Once entered, such invoices are novated and the liability of the Company to cover such invoices is extinguished. Invoices that are not discounted with HSBC are payable to the supplier at the original maturity date. There are no commissions or interests payable to HSBC when invoices are discounted. Under the terms of the HSBC Agreement, the Company must comply with certain covenants, including restrictions on dividends, and has created a trust, which is meant to be an alternative source of payment in the case of a payment default, into which Ps.880,000 of cash flows have to be deposited (as a pass-through) on the trust each month. However, the deposits are released daily to Tiendas Tres B so long as no payment default occurs. As of December 31, 2025 and 2024, the Company complied with all the covenants stipulated in the HSBC Agreement and there are no facts and circumstances that indicate possible difficulties in complying with the covenants for at least the next 12 months.

As of December 31, 2025 and 2024, the Company had an outstanding balance related to the supplier finance arrangement and, consequently, the Company had a total available amount of Ps.86,881 and Ps.362,450, respectively.

The carrying amounts of liabilities under the supplier finance arrangement are considered to be reasonable approximations of their fair values, due to their short-term nature.

Santander and HSBC credit lines

	Effective Rate	Remaining Contract Period	December 31, 2025		December 31, 2024
Santander credit line	TIIEF + 2.00	1 Year	Ps.	424,791	Ps.	120,955
HSBC credit line	TIIE + 2.00	1 Year	Ps.	420,000	Ps.	—

As of December 31, 2025 and 2024, the Company had an available credit line with Santander of Ps.1,209 and Ps.179,045, respectively, and with HSBC of Ps.330,000 and Ps.540,000, respectively.

On July 11, 2024, the Company renegotiated the interest rate of the Santander credit line from TIIEF + 3.15 to the current rate of TIIEF + 2.00.

In 2025, 2024 and 2023, the Company withdrew Ps.11,012,108, Ps.10,395,837 and Ps.2,630,012, respectively, from its revolving credit lines with Santander and HSBC, and repaid Ps.10,288,272, Ps.10,395,837 and Ps.2,530,394.